OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 8:-     OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2020	2019

Payroll and other employee related accruals	$16,930	$13,147
Accrued expenses	7,152	7,173
Government authorities	1,475	2,331
Provision for return	2,962	1,885
Royalties provision	12	150
Sundry	—	6

	$28,531	$24,692